Average Annual Total Returns			12 Months Ended	49 Months Ended	60 Months Ended		94 Months Ended	120 Months Ended
		Sep. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024
ICE BofA Diversified High Yield US Emerging Markets Corporate Plus Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	ICE BofA Diversified High Yield US Emerging Markets Corporate Plus Index* (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		12.91%		2.18%			4.82%
ICE US Fallen Angel High Yield 10% Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	ICE US Fallen Angel High Yield 10% Constrained Index* (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[2]		5.76%		4.82%			6.65%
S&P Green Bond U.S. Dollar Select Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	S&P Green Bond U.S. Dollar Select Index*(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3]		3.93%		0.82%		2.15%
MVIS US Investment Grade Floating Rate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS US Investment Grade Floating Rate Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.32%		3.50%			3.01%
MVIS Moody’s Analytics US BBB Corporate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS Moody’s Analytics US BBB Corporate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.06%	(0.28%)
MVIS Moody’s Analytics US Investment Grade Corporate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MVIS Moody’s Analytics US Investment Grade Corporate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			3.47%	(0.59%)
S-Network Municipal Bond Closed-End Fund Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S-Network Municipal Bond Closed-End Fund Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.29%		(0.22%)			3.02%
ICE Broad High Yield Crossover Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	ICE Broad High Yield Crossover Municipal Index(reflects no deduction for fees, expenses or taxes)*
Average Annual Return, Percent	[4]		5.87%		2.31%			4.41%
ICE Intermediate AMT-Free Broad National Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	ICE Intermediate AMT-Free Broad National Municipal Index(reflects no deduction for fees, expenses or taxes)*
Average Annual Return, Percent	[5]		0.73%		0.86%			2.46%
ICE Long AMT-Free Broad National Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	ICE Long AMT-Free Broad National Municipal Index(reflects no deduction for fees, expenses or taxes)*
Average Annual Return, Percent	[6]		1.74%		0.46%			2.71%
ICE 1-12 Year High Yield Crossover Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	ICE 1-12 Year Broad High Yield Crossover Municipal Index(reflects no deduction for fees, expenses or taxes)*
Average Annual Return, Percent	[7]		4.85%		2.55%			3.38%
ICE Short AMT-Free Broad National Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	ICE Short AMT-Free Broad National Municipal Index(reflects no deduction for fees, expenses or taxes)*
Average Annual Return, Percent	[8]		2.15%		1.02%			1.51%
VanEck Emerging Markets High Yield Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Emerging Markets High Yield Bond ETF(return before taxes)
Average Annual Return, Percent			12.43%		2.34%	[1]		4.53%
VanEck Emerging Markets High Yield Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Emerging Markets High Yield Bond ETF(return after taxes on distributions)
Average Annual Return, Percent			9.54%		(0.19%)	[1]		1.87%
VanEck Emerging Markets High Yield Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Emerging Markets High Yield Bond ETF(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			7.29%		0.66%	[1]		2.28%
VanEck Emerging Markets High Yield Bond ETF Class | ICE BofA Global Broad Market Plus Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA Global Broad Market Plus Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(1.66%)		(2.27%)	[1]		0.02%
VanEck Fallen Angel High Yield Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Fallen Angel High Yield Bond ETF (return before taxes)
Average Annual Return, Percent			5.77%		4.56%			6.33%
VanEck Fallen Angel High Yield Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Fallen Angel High Yield Bond ETF (return after taxes on distributions)
Average Annual Return, Percent			3.11%		2.39%			3.97%
VanEck Fallen Angel High Yield Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Fallen Angel High Yield Bond ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			3.37%		2.55%			3.85%
VanEck Fallen Angel High Yield Bond ETF Class | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA US Broad Market Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.47%		(0.34%)			1.37%
VanEck Green Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Green Bond ETF(return before taxes)
Average Annual Return, Percent			3.63%		0.64%		1.75%
Performance Inception Date		Mar. 02, 2017
VanEck Green Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Green Bond ETF(return after taxes on distributions)
Average Annual Return, Percent			2.03%		(0.48%)		0.84%
VanEck Green Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Green Bond ETF(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			2.14%		0.01%		0.96%
VanEck Green Bond ETF Class | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA US Broad Market Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.47%		(0.34%)		1.30%
VanEck Investment Grade Floating Rate ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck IG Floating Rate ETF(return before taxes)
Average Annual Return, Percent			7.21%		3.48%			2.82%
VanEck Investment Grade Floating Rate ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck IG Floating Rate ETF(return after taxes on distributions)
Average Annual Return, Percent			4.65%		2.09%			1.73%
VanEck Investment Grade Floating Rate ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck IG Floating Rate ETF(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			4.22%		2.06%			1.69%
VanEck Investment Grade Floating Rate ETF Class | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA US Broad Market Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.47%		(0.34%)			1.37%
VanEck Moody's Analytics BBB Corporate Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Moody’s Analytics BBB Corporate Bond ETF(return before taxes)
Average Annual Return, Percent			3.92%	(0.33%)
Performance Inception Date		Dec. 01, 2020
VanEck Moody's Analytics BBB Corporate Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Moody’s Analytics BBB Corporate Bond ETF (return after taxes on distributions)
Average Annual Return, Percent			1.88%	(1.83%)
VanEck Moody's Analytics BBB Corporate Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Moody’s Analytics BBB Corporate Bond ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			2.31%	(0.89%)
VanEck Moody's Analytics BBB Corporate Bond ETF Class | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.47%	(2.05%)
VanEck Moody's Analytics IG Corporate Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Moody’s Analytics IG Corporate Bond ETF(return before taxes)
Average Annual Return, Percent			3.38%	(0.62%)
Performance Inception Date		Dec. 01, 2020
VanEck Moody's Analytics IG Corporate Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Moody’s Analytics IG Corporate Bond ETF (return after taxes on distributions)
Average Annual Return, Percent			1.45%	(2.05%)
VanEck Moody's Analytics IG Corporate Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Moody’s Analytics IG Corporate Bond ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			1.99%	(1.08%)
VanEck Moody's Analytics IG Corporate Bond ETF Class | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA US Broad Market Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.47%	(2.05%)
VanEck CEF Muni Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck CEF Muni Income ETF (return before taxes)
Average Annual Return, Percent			6.85%		(0.56%)			2.69%
VanEck CEF Muni Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck CEF Muni Income ETF (return after taxes on distributions)
Average Annual Return, Percent			6.85%		(0.57%)			2.68%
VanEck CEF Muni Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck CEF Muni Income ETF(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			6.32%		0.58%			3.15%
VanEck CEF Muni Income ETF Class | ICE US Broad Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE US Broad Municipal Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.57%		1.10%			2.29%
VanEck High Yield Muni ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	VanEck High Yield Muni ETF(return before taxes)*
Average Annual Return, Percent	[4]		4.50%		(0.33%)			2.46%
VanEck High Yield Muni ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck High Yield Muni ETF(return after taxes on distributions)
Average Annual Return, Percent			4.50%		(0.35%)			2.45%
VanEck High Yield Muni ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck High Yield Muni ETF(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			4.46%		0.65%			2.87%
VanEck High Yield Muni ETF Class | ICE US Broad Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE US Broad Municipal Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.57%		1.10%			2.29%
VanEck Intermediate Muni ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Intermediate Muni ETF(return before taxes)*
Average Annual Return, Percent			0.56%		0.46%			2.01%
VanEck Intermediate Muni ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Intermediate Muni ETF(return after taxes on distributions)
Average Annual Return, Percent			0.56%		0.45%			2.00%
VanEck Intermediate Muni ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Intermediate Muni ETF(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			1.44%		0.86%			2.07%
VanEck Intermediate Muni ETF Class | ICE US Broad Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE US Broad Municipal Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.57%		1.10%			2.29%
VanEck Long Muni ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	VanEck Long Muni ETF (return before taxes)*
Average Annual Return, Percent	[6]		1.56%		(0.29%)			2.01%
VanEck Long Muni ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Long Muni ETF (return after taxes on distributions)
Average Annual Return, Percent			1.56%		(0.32%)			1.99%
VanEck Long Muni ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Long Muni ETF(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			2.39%		0.45%			2.25%
VanEck Long Muni ETF Class | ICE US Broad Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE US Broad Municipal Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.57%		1.10%			2.29%
VanEck Short High Yield Muni ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	VanEck Short High Yield Muni ETF (return before taxes)*
Average Annual Return, Percent	[7]		4.01%		0.74%			1.82%
VanEck Short High Yield Muni ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Short High Yield Muni ETF (return after taxes on distributions)
Average Annual Return, Percent			4.01%		0.72%			1.81%
VanEck Short High Yield Muni ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Short High Yield Muni ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			3.69%		1.23%			2.08%
VanEck Short High Yield Muni ETF Class | ICE US Broad Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE US Broad Municipal Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.57%		1.10%			2.29%
VanEck Short Muni ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	VanEck Short Muni ETF (return before taxes)*
Average Annual Return, Percent	[8]		2.12%		0.91%			1.23%
VanEck Short Muni ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Short Muni ETF (return after taxes on distributions)
Average Annual Return, Percent			2.12%		0.89%			1.23%
VanEck Short Muni ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VanEck Short Muni ETF (return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent			2.24%		1.08%			1.29%
VanEck Short Muni ETF Class | ICE US Broad Municipal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE US Broad Municipal Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.57%		1.10%			2.29%

[1]	Prior to May 13, 2015, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Index. Therefore, performance information prior to May 13, 2015 reflects the performance of the Fund while seeking to track the Prior Index. Prior to May 13, 2015, index data reflects that of the Prior Index. From May 13, 2015, the index data reflects that of the Emerging Markets High Yield Index.
[2]	Prior to February 28, 2020, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Index. From February 28, 2020, the index data reflects that of the Fallen Angel Index.
[3]	Prior to September 1, 2019, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Index. From September 1, 2019, the index data reflects that of the Green Bond Index.
[4]	Prior to March 1, 2022, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior High Yield Index. From March 1, 2022 to November 30, 2022, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Transition Index. From December 1, 2022, the index data reflects that of the High Yield Index.
[5]	Prior to March 1, 2022, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Intermediate Index. From March 1, 2022 to November 30, 2022, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Transition Index. From December 1, 2022, the index data reflects that of the Intermediate Index
[6]	Prior to March 1, 2022, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Long Index. From March 1, 2022 to November 30, 2022, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Transition Index. From December 1, 2022, the index data reflects that of the Long Index.
[7]	Prior to March 1, 2022, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Short High Yield Index. From March 1, 2022 to November 30, 2022, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Transition Index. From December 1, 2022, the index data reflects that of the Short High Yield Index.
[8]	Prior to March 1, 2022, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Short Index. From March 1, 2022 to November 30, 2022, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Transition Index. From December 1, 2022, the index data reflects that of the Short Index.